Organization and Reorganization	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Reorganization
1.	Organization and Reorganization
Lizhi Inc. (the “Company”) was incorporated in the Cayman Islands in January 2019 in connection with a Reorganization of pre-existing
entities under common control (see “History of the Group”, below). The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group is primarily engaged in the operation of providing audio entertainment, and podcast, advertising and others in the People’s Republic of China (the “PRC” or “China”). The Group commenced its audio entertainment business from fourth quarter of 2016.
As of December 31, 2020, the Company’s consolidated subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Major Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services
TIYA INC. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
NASHOR PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc.	USA Y2020	100	Audio entertainment business and others

Major VIEs	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment, and podcast, advertising and other business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”) *	Guangzhou, China Y2016	100	Audio entertainment business and others

Major subsidiaries of VIEs	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd .	Huai’an, China Y2015	100	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Chongqing Piwan Network Technology Co., Ltd.	Chongqing, China Y2019	100	Audio entertainment business and others

*	In May 2019, Guangzhou Huanliao was restructured from being a subsidiary of Guangzhou Lizhi to a VIE of Guangzhou Tiya.
History of the Group
Reorganization
The Group commenced operations through Guangzhou Lizhi in the PRC, formerly known as Guangzhou Taochao Internet Technology Co., Ltd. Guangzhou Lizhi holds an Internet Content Provider (“ICP”) license to operate Lizhi.fm that provides internet information services to its consumers.
In October 2010, Lizhi BVI was incorporated in the British Virgin Islands. In March 2011, Lizhi BVI established Hongyi Technology in the PRC to control Guangzhou Lizhi through contractual arrangements and Guangzhou Lizhi became a VIE of the Group.
In December 2018, Lizhi BVI repurchased all ordinary shares and preferred shares of Lizhi BVI then held by each of Mr. Jinnan (Marco) Lai and Mr. Ning Ding and issued the same amount of ordinary and preferred shares to VOICE WORLD Ltd and AI VOICE Ltd, each a company incorporated in the
British Virgin Islands
wholly owned by each of Mr. Jinnan (Marco) Lai and Mr. Ning Ding, respectively.
In March 2019, in connection with its incorporation, the Company issued ordinary shares and preferred shares to all of the then existing shareholders of Lizhi BVI based on their equity interests held in Lizhi BVI. After this transaction, Lizhi BVI became a wholly-owned subsidiary of the Company.
The Company’s shareholding structure immediately after the Reorganization was the same as the capital structure of Guangzhou Lizhi immediately prior to the Reorganization. Concurrently, Guangzhou Lizhi became the consolidated VIE of the Group. The Company determined that the Reorganization should be treated as a non-substantive
merger with no change in the basis of assets and liabilities of Guangzhou Lizhi. These arrangements were accounted for as a reorganization and the historical financial statements were presented on a carryover basis.
Initial Public Offering
In January 2020, the Company completed an IPO in which an aggregate of 82,000,000 Class A ordinary shares was offered and sold in the form of ADSs. On January 17, 2020, the ADSs have been listed on the Nasdaq Global Market under the symbol “LIZI”.
Contractual arrangements with VIEs
PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Company conducts a portion of their operations in the PRC through Guangzhou Lizhi, Guangzhou Huanliao, and their subsidiaries. The Company has effective control over its VIEs and subsidiaries of VIEs through a series of contractual arrangements among its wholly-owned PRC subsidiaries Hongyi Technology and Guangzhou Tiya, VIEs and their shareholders. The contractual arrangements, as described in more detail below, collectively allow the Company to:
•	exercise effective control over each of its VIEs and subsidiaries of VIEs;

•	receive substantially all of the economic benefits of VIEs and subsidiaries of VIEs; and

•	have an exclusive call option to purchase all or part of the equity interests in and/or assets of each of VIEs and subsidiaries of VIEs when and to the extent permitted by PRC laws.
As a result of these contractual arrangements, the Company is the primary beneficiary of VIEs and subsidiaries of VIEs, and, therefore, have consolidated the financial results of VIEs and subsidiaries of VIEs in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly-owned subsidiaries Hongyi Technology, Guangzhou Tiya, the Company’s VIEs Guangzhou Lizhi, Guangzhou Huanliao and their shareholders (also nominee shareholders).

Guangzhou Lizhi
Equity Pledge Agreement
Pursuant to an equity pledge agreement entered into in June 20, 2019 by and between Hongyi Technology and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi pledged all of their equity interests in Guangzhou Lizhi to Hongyi Technology, to guarantee the performance of Guangzhou Lizhi and, to the extent applicable, such shareholders of Guangzhou Lizhi, of their obligations under the contractual arrangements of the Group’s VIE. If Guangzhou Lizhi or such shareholders of Guangzhou Lizhi fail to perform their obligations under the contractual arrangement of the Group’s VIE, Hongyi Technology will be entitled to, among other things, right to sell the pledged shares of Guangzhou Lizhi via an auction. This equity pledge agreement remains in effect so long as any of the exclusive technical consulting and management service agreement, the operation agreement or the exclusive equity transfer option agreement, as mentioned below, remains in effect or any guaranteed obligation of Guangzhou Lizhi, or, to the extent applicable, its shareholders, remains outstanding under the VIE arrangements. The existing equity pledge agreement was initially entered into in March 2011 and was subsequently amended and restated on substantially similar terms in December 2014, June 2017, August 2017 and June 2019, respectively.
Exclusive Equity Transfer Option Agreement
Pursuant to an exclusive equity transfer option agreements entered into in June 20, 2019 by and between Hongyi Technology and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi exclusively granted Hongyi Technology or any party appointed by Hongyi Technology an irrevocable option to purchase all or part of the shares in Guangzhou Lizhi held by then shareholders of Guangzhou Lizhi at a price no lower than the lowest price permitted by PRC law. Whether to exercise this option and the timing, methods and frequency of exercising such option are at the full discretion of Hongyi Technology. The exclusive equity transfer option agreement shall remain valid until all shares in Guangzhou Lizhi held by the shareholders of Guangzhou Lizhi, or all irrevocable options to purchase such shares, have been transferred to Hongyi Technology or its designated person. Hongyi Technology is entitled to terminate this exclusive equity transfer option agreement if a default occurs due to reasons not related to Hongyi Technology under this agreement. The existing equity transfer option agreement was initially entered into in March 2011 and was subsequently amended and restated on substantially similar terms in December 2014, June 2017, August 2017 and June 2019, respectively.
Exclusive Technology Consulting and Service Agreement
Pursuant to an exclusive technology consulting and service agreement entered into in June 9, 2017 by and between Hongyi Technology and Guangzhou Lizhi, Guangzhou Lizhi agreed to appoint Hongyi Technology as its exclusive provider of technology services, including software development, internet maintenance, network security and other services in exchange for a service fee of an amount equal to 90% of the after-tax
net profit of Guangzhou Lizhi, for a term of ten years starting from the date thereof. Hongyi Technology is entitled to terminate or extend the exclusive technical consulting and service agreement at its discretion. The existing exclusive technology consulting and service agreement was initially entered into in March 2011 and was subsequently superseded by an amended and restated exclusive technical consulting and service agreement on substantially similar terms in June 2017.
Operating Agreement
Pursuant to an operating agreement entered into in June 20, 2019 by and among Hongyi Technology, Guangzhou Lizhi and then shareholders of Guangzhou Lizhi, such shareholders of Guangzhou Lizhi agreed that, without written consent of Hongyi Technology or a party designated by it, Guangzhou Lizhi shall refrain from conducting any action that may materially or adversely affect its assets, business, personnel, obligations, rights or operation, for a term of ten years starting from the date thereof. Such actions include, among other things, incurrence of debt to a third party, change of directors or senior management, acquisition or disposal of assets or shares, amendment to its articles of association or business scope and other matters. Hongyi Technology is also entitled to appoint directors and senior management of Guangzhou Lizhi and instruct Guangzhou Lizhi on matters pertinent to its daily operation, financial management. Guangzhou Lizhi is obligated to fully effectuate the appointment or instructions made by Hongyi Technology in methods consistent with applicable laws and articles of Guangzhou Lizhi. Hongyi Technology is entitled to terminate or extend the operation agreement at its discretion. The existing operating agreement was initially entered into in March 2011 and was subsequently superseded by an amended and restated operating agreement on substantially similar terms in June 2017 and June 2019.

Power of Attorney
Pursuant to a series of power of attorney issued by shareholders of Guangzhou Lizhi in June 20, 2019, such shareholders of Guangzhou Lizhi irrevocably appointed Hongyi Technology as their attorney-in-fact
to act on their behalf on all shareholder matters of Guangzhou Lizhi and exercise all rights as shareholders of Guangzhou Lizhi. This power of attorney shall remain valid until the abovementioned operating agreement is terminated or Guangzhou Lizhi is dissolved, whichever is earlier. The existing series of power of attorney was initially entered into in March 2011 and was subsequently superseded by a new series of powers of attorney on substantially similar terms in June 2017 and June 2019.
The Equity Pledge Agreement, Exclusive Equity Transfer Option Agreement, Exclusive Technology Consulting and Service Agreement, Operating Agreement and Power of Attorney to Guangzhou Lizhi were amended to reflect the changes of shareholders’ holding in the VIE in their respective dates. No other material terms or conditions of these agreements were changed or altered. There was no impact to the Group’s effective control over Guangzhou Lizhi and the Group continues to consolidate Guangzhou Lizhi.
Guangzhou Huanliao
Equity Pledge Agreement
Pursuant to an equity pledge agreement entered into in May 20, 2019 by and between Guangzhou Tiya and Mr. Ning Ding, the sole shareholder of Guangzhou Huanliao, Mr. Ning Ding pledged all of his equity interests in Guangzhou Huanliao to Guangzhou Tiya to guarantee the performance of Guangzhou Huanliao and, to the extent applicable, Mr. Ning Ding, of their obligations under the contractual arrangement of the Group’s VIEs. If Guangzhou Huanliao or Mr. Ning Ding fails to perform their obligations under the contractual arrangement of the Group’s VIEs, Guangzhou Tiya will be entitled to, among other things, a right to sell the pledged shares of Guangzhou Huanliao via an auction. This equity pledge agreement will remain in effect so long as any of the exclusive technical consulting and management service agreement, the operation agreement and the exclusive equity transfer option agreement, as mentioned below, remains in effect and any guaranteed obligation of Guangzhou Huanliao, or, to the extent applicable, its shareholders, remains outstanding under the VIEs arrangement.
Exclusive Equity Transfer Option Agreement
Pursuant to an exclusive equity transfer option agreements entered into in May 20, 2019 by and between Guangzhou Huanliao, Guangzhou Tiya and Mr. Ning Ding, the sole shareholder of Guangzhou Huanliao, Mr. Ning Ding exclusively granted Guangzhou Tiya or any party appointed by Guangzhou Tiya an irrevocable option to purchase all or part of the shares in Guangzhou Huanliao held by Mr. Ning Ding at a price no lower than the lowest price permitted by PRC law. Whether to exercise this option and the timing, methods and frequency of exercising such option are at the full discretion of Guangzhou Tiya. The exclusive equity transfer option agreement shall remain valid until all shares in Guangzhou Huanliao held by then shareholders of Guangzhou Huanliao, or all irrevocable options to purchase such shares, have been
transferred to Guangzhou Tiya or its designated person. Guangzhou Tiya is entitled to terminate this exclusive equity transfer option agreement if a default occurs due to reasons not related to Guangzhou Tiya under this agreement.
Exclusive Technical Consulting and Service Agreement
Pursuant to an exclusive technology consulting and service agreement entered into in May 20, 2019 by and between Guangzhou Tiya and Guangzhou Huanliao, Guangzhou Huanliao agreed to appoint Guangzhou Tiya as its exclusive provider of technology services, including software development, internet maintenance, network security and other services in exchange for a service fee of an amount equal to 90% of the after-tax
net profit of Guangzhou Huanliao, for a term of ten years starting from the date thereof. Guangzhou Tiya is entitled to terminate or extend the exclusive technical consulting and service agreement at its discretion.
Operation Agreement
Pursuant to an operation agreement entered into in May 20, 2019 by and among Guangzhou Tiya, Guangzhou Huanliao and Mr. Ning Ding, the sole shareholder of Guangzhou Huanliao, Mr. Ning Ding agreed that, without written consent of Guangzhou Tiya or a party designated by it, Guangzhou Huanliao shall refrain from conducting any action that may materially or adversely affect its assets, business, personnel, obligations, rights or operation, for a term of ten years starting from the date thereof. Such actions include, among other things, incurrence of debt to a third party, change of directors or senior management, acquisition or disposal of assets or shares, amendment to its articles of association or business scope and other matters. Guangzhou Tiya is also entitled to appoint directors and senior management of Guangzhou Huanliao and instruct Guangzhou Huanliao on matters relating to its daily operation, financial management. Guangzhou Huanliao is obligated to fully effectuate the appointment or instructions made by Guangzhou Tiya in methods consistent with applicable laws and articles of Guangzhou Huanliao. Guangzhou Tiya is entitled to terminate or extend the operation agreement at its discretion.
Power of Attorney
Pursuant to a series of power of attorney issued by Mr. Ning Ding, the sole shareholder of Guangzhou Huanliao in May 20, 2019, Mr. Ning Ding irrevocably appointed Guangzhou Tiya as his attorney-in-fact
to act on his behalf on all shareholder matters of Guangzhou Huanliao and exercise all rights as the sole shareholder of Guangzhou Huanliao. This power of attorney shall remain valid until the abovementioned operating agreement or Guangzhou Tiya is terminated or dissolved.
Risks in relation to the VIE structure
A significant part of the Company’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect variable interest entity structure and business operation.
The Company’s ability to control the VIEs also depends on the Power of Attorney the shareholders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following combined financial information of the Group’s VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2019	2020
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	42,056	148,979
Short-term investments	—	73,022
Restricted cash	—	3,695
Accounts receivable, net	2,979	2,642
Prepayments and other current assets	10,825	13,190
Amount due from the subsidiaries of the Grou p	—	500

Total current assets	55,860	242,028

Non-current assets:
Property, equipment and leasehold improvement, net	32,106	34,342
Intangible assets, net	1,701	2,929
Right-of-use assets, net	—	3,841
Other non-current assets	2,133	711

Total non-current assets	35,940	41,823

TOTAL ASSETS	91,800	283,851

Current liabilities:
Accounts payable	72,164	73,986
Deferred revenue	14,381	16,226
Salary and welfare payable	66,810	88,464
Taxes payable	2,592	4,559
Short-term loans	—	39,508
Lease liabilities due within one year	—	3,542
Accrued expenses and other current liabilities	32,108	41,559
Amount due to the subsidiaries of the Group	186,979	385,583

Total current liabilities	375,034	653,427
Non-current liabilities:
Lease liabilities	—	587

Total non-current liabilities	—	587

TOTAL LIABILITIES	375,034	654,014

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	798,561	1,179,468	1,456,190
Net loss	(456)	(116,891)	(84,441)

	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	21,262	(73,015)	17,425
Net cash used in investing activities	(17,375)	(29,164)	(94,559)
Net cash generated from financing activities	70,802	38,854	187,752
Net increase/(decrease) in cash, cash equivalents and restricted cash	74,689	(63,325)	110,618

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounted
 to approximately RMB51.0 million
as of December 31, 2019 and 2020. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
There is no VIEs in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.
Liquidity
The Group incurred net loss of RMB9.3 million,
RMB133.0 million and RMB82.2 million for the years
ended December 31, 2018, 2019 and
2020, respectively.
Net cash generated from/(used in) operating activities were
RMB14.0 million,
RMB(95.8) million and RMB40.0 million for the years
ended December 31, 2018, 2019 and 2020
, respectively. Accumulated deficit was RMB2,003.0 million and RMB2,239.3 million as of December 31, 2019 and 2020, respectively.
The
Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.
The Group’s principal sources of liquidity have been cash generated from its operations and contributions from its shareholders. As of December 31, 2020, it had RMB315.5 million (US$48.3 million) in cash and cash equivalents. These cash and cash equivalents mainly represent demand deposits which are placed in bank and large reputable financial institutions, that are readily convertible to fixed amounts of cash and with original maturities from the date of purchase with terms of three months or less. The Group had a positive working capital (defined as total current assets deducted by total current liabilities) of RMB131.3 million (US$20.1 million) as of December 31, 2020 primarily due to the net proceeds received from the IPO completed in January 2020. Therefore, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months. The Group’s consolidated financial statements have been prepared based on the Company continuing as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.